ANNUAL REPORT
PERIOD ENDING OCTOBER 31, 2002

PIC
----------
PROVIDENT
----------
INVESTMENT
----------
COUNSEL
----------
EST. 1951

                     FAMILY OF GROWTH-ORIENTED MUTUAL FUNDS
                     [] SMALL CAP GROWTH FUND I

GROWTH STOCK
LEADERS FOR A HALF
CENTURY

WWW.PROVNET.COM

CONTENTS

                                         2     PRESIDENT'S LETTER
                                         3     THE INVESTMENT ENVIRONMENT
                                         4     PERFORMANCE UPDATE/
                                               PORTFOLIO REVIEW
                                         6     OUTLOOK & STRATEGY
THE FUND                                 7     STATEMENT OF ASSETS
                                               AND LIABILITIES
                                         8     STATEMENT OF OPERATIONS
                                         9     STATEMENTS OF CHANGES
                                               IN NET ASSETS
                                         10    FINANCIAL HIGHLIGHTS
                                         11    NOTES TO FINANCIAL STATEMENTS
                                         13    REPORT OF INDEPENDENT ACCOUNTANTS
THE PORTFOLIO                            14    STATEMENT OF NET ASSETS
                                         18    STATEMENT OF OPERATIONS
                                         19    STATEMENTS OF CHANGES
                                               IN NET ASSETS
                                         19    SELECTED RATIO DATA
                                         20    NOTES TO FINANCIAL STATEMENTS
                                         22    REPORT OF INDEPENDENT ACCOUNTANTS
                                         23    TRUSTEE AND OFFICER INFORMATION

PRESIDENT'S LETTER

FELLOW
SHAREHOLDERS:

[PHOTO OMITTED]

WELCOME

Thank you for your investment in Provident's Mutual Funds. If you are a new investor to our family of funds, we welcome you. For many years, we have managed portfolios for major institutions, public funds, endowments, foundations and individuals. We have been pleased to offer our style consistent growth strategies that allow our shareholders diversification into a portfolio of high-quality rapidly growing companies. While we know that this investment approach has worked well over the long-term, it has clearly been difficult more recently.

A WORD ON THE MARKETS

Since our last report in April 2002, the markets have continued to be volatile. The market declines equity investors experienced in the past few years have reached levels unmatched for over twenty years. This past year has presented many challenges to investors, including the continuation of a war on terrorism, a potential conflict with Iraq, corporate malfeasance, and mixed economic signals. These geo-political and macroeconomic events have weighed heavily on the market and have driven equity prices downward.

WHAT SHOULD INVESTORS DO?

Some clients have asked if they should reduce or increase their equity exposure and others ask if bonds are still worth holding with interest rates so low. Over the long-term, history has shown that a high-quality stock portfolio does provide the growth necessary to outpace inflation, while fixed-income instruments have assured a cushion against short-term equity declines. Based on recent fluctuations, we caution investors not to make any precipitous change. In our view market-timing methods do not work. The continued volatility has reminded us of the importance of maintaining a long-term perspective and having a diversified investment plan.

As we approach this holiday season and the beginning of a New Year, we wish you and your family joy, happiness, health, and prosperity. We thank you for your continued confidence and appreciate our relationship with you. Thank you again for investing with Provident Investment Counsel.

                                             Cordially,



                                             /s/ THOMAS M. MITCHELL
                                             ----------------------
                                             Thomas M. Mitchell
                                             President, PIC Investment Trust

                                             October 31, 2002
2

THE INVESTMENT ENVIRONMENT

U.S. EQUITY

AN ASTONISHING PERIOD

As we closed the books on 2001, history recorded the year as an astonishing period of time with many conflicting forces acting against the markets. Post September 11th 2001, the U.S. economy and the stock market had been remarkably resilient. The fourth calendar quarter of 2001 saw across the board advances for most equity asset classes with the Dow Jones Industrial Average (DJIA) up 14% and the S&P 500 Index up 11%. The year 2001 ended with growth stocks outpacing value stocks for the quarter1. As we moved into 2002, the first calendar quarter ended with returns for virtually all asset categories showing considerable volatility which reflected investor apprehension along a number of fronts. By mid year 2002, we began to wonder "what was wrong with the U.S. stock market?" Quarterly stock market averages experienced among their worst declines in recent memory. The DJIA was down 11%, the S&P 500 Index shed over 13% of its value, and the Russell Large, Mid and Small capitalization indices, both value and growth, all recorded declines, some quite significant. From our perspective three major causes simultaneously converged to shake investor confidence:

      o Investor confidence eroded by numerous corporate scandals;
      o Geo-political factors weighed heavily on investors' minds and;
      o Fear has risen that the economic recovery will be delayed, or completely derailed.

The historic rally at the end of July 2002, when the DJIA advanced 15% in the space of just four days, and stock market averages climbed off 5-year lows, gave rise to some increased investor optimism. The month of August 2002 began strongly, but later succumbed to renewed investors' concern about the future strength of the economy. This raised concerns that the consumer might be reaching the end of the robust period of spending that had kept the economy moving forward over the last year. September 2002 saw a continuation of weaker than expected revenue and earnings reports from a broad spectrum of corporate America. The concerns regarding future corporate earnings, due in most part to very sluggish corporate capital spending, were exacerbated by geo-political events surrounding the United States' strong position with respect to Iraq and the prospects of war.

As the year progressed, the markets continued to churn amid economic uncertainty and the fear of an imminent war with Iraq. At year-end October 31, 2002, the popular market indices turned in another murky showing with some of the domestic indices posting double-digit declines. The NASDAQ Over-the-Counter Composite Index was down over 21%, the broader S&P 500 Index lost 15% while the DJIA was down 6%. The combined events, for the year, were insurmountable obstacles for U.S. equity markets. Countering this gloom had been that the business environment in several areas remained stable if not robust. The housing sector and allied areas remained healthy, consumer spending, while slowing somewhat, continued to be strong, and specialty areas within the healthcare industry were seeing strong demand.



-------
1 Growth stocks measured by the Russell 2000 Growth Index up over 26% versus the Russell 2000 Value Index, which advanced 16%.

PERFORMANCE UPDATE/PORTFOLIO REVIEW

PROVIDENT INVESTMENT COUNSEL'S

SMALL CAP GROWTH FUND I

1 YEAR ENDING OCTOBER 31, 2002

-- PROVIDENT INVESTMENT COUNSEL'S SMALL CAP GROWTH FUND I was down -20.03% for the year ended October 31, 2002, slightly outperforming the Russell 2000 Growth Index which posted a total return of -21.57%. Some of the traditional areas of growth such as information technology were difficult during this period. While the Fund outperformed the benchmark, two areas that detracted from relative performance were centered in the information technology and finance sectors. These areas were difficult as companies within technology continued to be impacted by the slower corporate spending environment and as the unemployment picture worsened, heightened credit concerns negatively impacted selected finance companies.

-- On the positive side, the Fund outperformed the Index due to stock selection in the healthcare sector. Better performance by healthcare service providers, pharmaceuticals and healthcare equipment companies were derived from holding positions in Medicines Co., Accredo Health, Covance, Varian Medical Systems and Neurocrine Biosciences.

-- The Fund also outperformed the Index in the consumer discretionary sector by providing a positive absolute return of 9% versus the Russell 2000 Growth Index down -2%. Despite the economic slowdown, the consumer spending environment continued to show strength, particularly in certain niche areas that were more dependent on specific end market demand than on the overall economy. The performance in this sector was partially a result of owning Rare Hospitality Corp., Ticketmaster, Emmis Communications, and Michael's Stores.

TOP 10 EQUITY HOLDINGS:                                        % OF NET
(AS OF OCTOBER 31, 2002)                                         ASSETS
-----------------------------------------------------------------------
99 CENTS Only Stores, Inc.                                         2.11
OPERATES DEEP DISCOUNT STORES WITH NAME-BRAND MERCHANDISE
AT $.99 CENTS.
-----------------------------------------------------------------------
Accredo Health, Inc.                                               1.98
PROVIDES SPECIALIZED PHARMACY AND RELATED SERVICES BENEFICIAL TO PATIENTS WITH CHRONIC DISEASES.
-----------------------------------------------------------------------
Rare Hospitality International, Inc.                               1.88
OPERATES/FRANCHISES RESTAURANTS SUCH AS BUGABOO CREEK STEAK HOUSE, LONGHORN STEAKHOUSE, AND THE CAPITAL GRILLE.
-----------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                       1.63
A SPECIALTY PROPERTY AND CASUALTY INSURANCE PROVIDER TO COMMERCIAL CUSTOMERS, ON A DIRECT AND REINSURANCE BASIS.
-----------------------------------------------------------------------
UCBH Holdings, Inc.                                                1.60
A HOLDING  COMPANY FOR THE UNITED  COMMERCIAL  BANK  PROVIDING
PERSONAL  AND COMMERCIAL BANKING SERVICES TO SMALL AND MEDIUM-
SIZED BUSINESSES.
-----------------------------------------------------------------------
Corinthian Colleges, Inc.                                          1.59
A FOR-PROFIT, POST-SECONDARY EDUCATION COMPANY.
-----------------------------------------------------------------------
Priority Healthcare Corp.                                          1.44
DISTRIBUTES SPECIALTY PHARMACEUTICALS, MEDICAL SUPPLIES AND
DISEASE TREATMENT SERVICES.
-----------------------------------------------------------------------
Taro Pharmaceuticals Industries                                    1.37
ENGAGED IN MANUFACTURING AND MARKETING PHARMACEUTICALS IN ISRAEL
AND NORTH AMERICA.
-----------------------------------------------------------------------
Scottish Annuity & Life Holdings Ltd.                              1.37
PROVIDER OF CUSTOMIZED VARIABLE LIFE INSURANCE PRODUCTS TO HIGH
NET WORTH INDIVIDUALS AND FAMILIES.
-----------------------------------------------------------------------
Covance, Inc.                                                      1.32
A LEADING CONTRACT RESEARCH ORGANIZATION THAT PROVIDES INTEGRATED PRODUCT DEVELOPMENT SERVICES TO THE BIOTECHNOLOGY, PHARMACEUTICAL
AND MEDICAL DEVICE INDUSTRIES.
-----------------------------------------------------------------------

--------
  Fund holdings are subject to change and are not recommendations to buy or sell any security.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I
            Value of $10,000 Investment vs Russell 2000 Growth Index

                                PROVIDENT
                                INVESTMENT                             RUSSELL
                               COUNSEL SMALL                         2000 GROWTH
 DATE                         CAP GROWTH FUND I                         INDEX
-------                       -----------------                     ------------
09/30/93                          $10,000                              $10,000
04/30/94                          $ 9,478                              $10,066
10/31/94                          $10,055                              $10,408
04/30/95                          $10,514                              $10,946
10/31/95                          $14,567                              $12,552
04/30/96                          $18,823                              $15,253
10/31/96                          $18,075                              $14,224
04/30/97                          $14,948                              $13,187
10/31/97                          $19,005                              $17,235
04/30/98                          $20,959                              $18,949
10/31/98                          $15,612                              $14,501
04/30/99                          $18,290                              $18,234
10/31/99                          $24,800                              $18,747
04/30/00                          $37,401                              $23,955
10/31/00                          $35,287                              $21,775
04/30/01                          $27,914                              $18,000
10/31/01                          $22,193                              $14,915
04/30/02                          $23,468                              $16,467
10/31/02                          $17,748                              $11,699



                                           AVERAGE  ANNUALIZED  TOTAL RETURNS
                                             PERIODS ENDED OCTOBER 31, 2002
                                         ---------------------------------------
                                            ONE         FIVE          SINCE
                                           YEAR        YEARS       INCEPTION^
                                         ---------   ---------      ---------
Provident Investment Counsel
    Small Cap Growth Fund I               (20.03%)     (1.36%)          6.51%
Russell 2000 Growth Index*                (21.57%)     (7.45%)          1.56%
--------
 ^ The Fund commenced operations on September 30, 1993.
   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 * The Russell 2000 Growth Index is an unmanaged index consisting of the smallest 2,000 securities in the Russell 3000 Index, represents approximately 10% of the Russell 3000 Index's total market capitalization but does not include adjustments for brokerage, custodian and advisory fees.

   The Russell 3000 Index is an unmanaged index composed of 3,000 large U.S. companies by market capitalization. The Russell 2000 Growth Index contains those Russell 2000 Index with a greater-than-average growth orientation.

                             TOP 5 BEST & WORST PERFORMERS
                             YEAR ENDING OCTOBER 31, 2002

                                                             % CONTRIBUTION
COMPANY NAME                                                 TO RETURN

-----------------------------------------------------------------------------
Corinthian Colleges, Inc.                                              0.61
-----------------------------------------------------------------------------
UCBH Holdings, Inc.                                                    0.46
-----------------------------------------------------------------------------
Medicines Co.                                                          0.44
-----------------------------------------------------------------------------
Emulex Corp.                                                           0.43
-----------------------------------------------------------------------------
FTI Consulting, Inc.                                                   0.41
-----------------------------------------------------------------------------
Duane Reade, Inc.                                                      -0.60
-----------------------------------------------------------------------------
Kopin Corp.                                                            -0.70
-----------------------------------------------------------------------------
Lawson Software, Inc.                                                  -0.72
-----------------------------------------------------------------------------
Transkaryotic Therapies, Inc.                                          -0.79
-----------------------------------------------------------------------------
Microtune, Inc.                                                        -0.82
-----------------------------------------------------------------------------

OUTLOOK & STRATEGY

IS THE ECONOMY IN AN EXTENDED SLUMP?

In the year since the devastating September 11th attacks much has been done to rebuild and repair the structural damage. The Pentagon has been restored and plans are moving forward to reconstruct the financial district in New York. In alliance with other governments, the U.S. has made considerable advancements toward the war on terrorism with a consensus mounting to eliminate the threat posed by Saddam Hussein. While many of the physical wounds have healed many emotional and economic scars remain. Investors' confidence in corporate America and Wall Street has been severely shaken by accounting misdeeds, management indictments and a cascade of negative earnings announcements. Industries most affected by the terrorist attacks continue to struggle and corporate capital spending remains at depressed levels. Despite these scars, the economic environment has shown tangible signs of improvement this year. U.S. real Gross Domestic Product has grown at an annual rate of more than 3% in the first half of the year 2002 and estimates call for continued growth into 2003. Undoubtedly, the U.S. economy has responded satisfactorily to the flood of monetary and fiscal stimulus applied over the last year and we expect the Federal Reserve to continue to provide relief until the recovery is well entrenched.


OUR FOCUS TODAY

Today uncertainty reigns in the world but in comparison to the economic conditions of the early 1970s, the present fundamentals are significantly more positive in our view. However, despite some improving fundamentals, economic recovery is still not assured. Amid this continued uncertainty, we are placing emphasis on companies with solid balance sheets that may sustain the continued weakness and that may have the capacity to benefit quickly should the investment environment improve. During this period of uncertainty, we remain loyal to our investment philosophy of "REVENUE AND EARNINGS GROWTH DRIVE STOCK PRICES OVER THE LONG TERM." Our objective is to take advantage of the current market conditions and focus on our core competency: relying upon our seasoned team of investment analysts to seek the best growth companies. We consider our experienced investment teams and our consistently applied "BOTTOM UP" approach to fundamental research the most important components to our decision-making process and the key to picking those companies that can grow revenues and earnings. Our analysts will continue to seek companies that are industry leaders, well managed, and present some competitive advantage. As in previous cases involving investor uncertainty, we believe this period will pass and investors will again value companies based upon the long-term factors that drive prices: namely revenue and earnings growth.

                                                PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2002

ASSETS
 Investment in Portfolio, at cost  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 124,362,155
                                                                                                                      =============

 Investment in Portfolio, at value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . .    $ 126,608,678

 Receivables:
   Investment in Portfolio sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          123,507
   Fund shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           49,448
   From Provident Investment Counsel, Inc. (Note 3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,688
 Prepaid expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,295
                                                                                                                      -------------
      Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      126,801,616
                                                                                                                      -------------

LIABILITIES

 Payables:
   Investment in Portfolio purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . .           49,448
   Fund shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          123,507
 Deferred trustees' compensation (Note 3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           21,618
 Accrued expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           25,843
                                                                                                                      -------------
   Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          220,416
                                                                                                                      -------------

NET ASSETS
 Applicable to shares of beneficial interest outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 126,581,200
                                                                                                                      =============

 Shares of beneficial interest outstanding   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11,967,452
                                                                                                                      -------------

 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       10.58
                                                                                                                      =============

COMPONENTS OF NET ASSETS

 Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 198,561,276
 Accumulated net investment loss . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (67,214)
 Accumulated net realized loss on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (74,159,385)
 Net unrealized appreciation on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,246,523
                                                                                                                      -------------
   Net assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 126,581,200
                                                                                                                      =============



See accompanying Notes to Financial Statements



                                                  PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENT OF OPERATIONS For the Year Ended October 31, 2002

INVESTMENT INCOME

 Net investment loss allocated from Portfolio
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     217,118
   Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          133,206
   Income from securities loaned - net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           56,256

   Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,637,529)
                                                                                                                      -------------
      Net investment loss from Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,230,949)
                                                                                                                      -------------

 Fund Expenses
   Administration fees (Note 3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          337,043
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           30,575
   Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,853
   Registration expense  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           33,136
   Legal fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           38,803
   Audit fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           17,001
   Trustee fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,574
   Custody and accounting services fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,001
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,809
                                                                                                                      -------------
      Total expenses   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          485,795
      Less: fees waived and expenses absorbed (Note 3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (485,795)
                                                                                                                      -------------
      Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                -
                                                                                                                      -------------
        NET INVESTMENT LOSS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,230,949)
                                                                                                                      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO
 Net realized loss on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (38,403,921)
 Net unrealized appreciation on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        7,149,824
                                                                                                                      -------------
   Net realized and unrealized loss on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (31,254,097)
                                                                                                                      -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ (32,485,046)
                                                                                                                      =============

See accompanying Notes to Financial Statements.



                                                  PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                             YEAR ENDED                YEAR ENDED
                                                                                        OCTOBER 31, 2002            OCTOBER 31,2001
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
 Net investment loss . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $   (1,230,949)           $   (1,170,749)
 Net realized loss on investments  . . . . . . . . . . . . . . . . . . . . . . .            (38,403,921)              (32,961,895)
 Net unrealized appreciation (depreciation) on investments . . . . . . . . . . .              7,149,824               (59,565,830)
                                                                                         --------------            --------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . .            (32,485,046)              (93,698,474)
                                                                                         --------------            --------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net realized gain  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      -               (98,870,831)
                                                                                         --------------            --------------
BENEFICIAL INTEREST SHARE TRANSACTIONS
 Proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . .             95,327,043                76,983,858
 Proceeds from reinvestment of distributions . . . . . . . . . . . . . . . . . .                      -                97,540,591
 Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (112,289,447)              (45,463,633)
                                                                                         --------------            --------------
   Net (decrease) increase in net assets
      resulting from share transactions . . . . . . . .  . . . . . . . . . . . .            (16,962,404)              129,060,816
                                                                                         --------------            --------------

      TOTAL DECREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .            (49,447,450)              (63,508,489)

NET ASSETS
 Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            176,028,650               239,537,139
                                                                                         --------------            --------------
 END OF YEAR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  126,581,200            $  176,028,650
                                                                                         ==============            ==============
 ACCUMULATED NET INVESTMENT LOSS . . . . . . . . . . . . . . . . . . . . . . . .               $(67,214)                 $(68,502)
                                                                                         ==============            ==============
CHANGE IN SHARES

 Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,713,443                 4,884,802
 Shares issued on reinvestment of distributions  . . . . . . . . . . . . . . . .                      -                 5,180,063
 Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (9,055,585)               (2,887,835)
                                                                                         --------------            --------------
 NET(DECREASE)INCREASE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (1,342,142)                7,177,030
                                                                                         ==============            ==============

See accompanying Notes to Financial Statements.



                                                        PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
                                                                                              YEAR ENDED OCTOBER 31,
                                                                       ------------------------------------------------------------
                                                                         2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year . . . . . . . . . . . . . . . . .   $ 13.23      $ 39.06      $ 28.80      $ 18.13      $ 24.08
                                                                       -------      -------      -------      -------      -------

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss . . . . . . . . . . . . . . . . . . . . . . .     (0.10)       (0.08)       (0.30)       (0.20)       (0.03)
   Net realized and unrealized (loss) gain
    on investments . . . . . . . . . . . . . . . . . . . . . . . . .     (2.55)       (9.61)       12.24        10.87        (3.99)
                                                                       -------      -------      -------      -------      -------
Total from investment operations                                         (2.65)       (9.69)       11.94        10.67        (4.02)
                                                                       -------      -------      -------      -------      -------
 LESS DISTRIBUTIONS:
   From net realized gains . . . . . . . . . . . . . . . . . . . . .         -       (16.14)       (1.68)           -        (1.93)
                                                                       -------      -------      -------      -------      -------
Net asset value, end of year . . . . . . . . . . . . . . . . . . . .   $ 10.58      $ 13.23      $ 39.06      $ 28.80      $ 18.13
                                                                       =======      =======      =======      =======      =======
Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (20.03%)     (37.11%)      42.29%       58.85%      (17.85%)


 RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions) . . . . . . . . . . . . . . . . .   $ 126.6      $ 176.0      $ 239.5      $ 218.0      $ 141.2


 RATIOS TO AVERAGE NET ASSETS:#++
   Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1.00%        1.00%        1.00%        1.00%        1.00%
   Net investment loss . . . . . . . . . . . . . . . . . . . . . . .     (0.75%)      (0.59%)      (0.64%)      (0.79%)      (0.67%)

--------------
 # Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the Portfolio.
 ++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were
   0.34%, 0.26%, 0.25%, 0.27%,and 0.27%, respectively.


See accompanying Notes to Financial Statements.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

Provident Investment Counsel Small Cap Growth Fund I ("the Fund") is one of nine series of PIC Investment Trust ("the Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Small Cap Portfolio ("the Portfolio"), a separate registered manage- ment investment company having the same investment objective as the Fund. The financial statements, including the portfolio of investments, of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. INVESTMENT VALUATION. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

     B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

     C. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regu- lated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC"), an indirect, wholly owned subsidiary of Old Mutual PLC, and U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") pursuant to which certain employees of these entities serve as officers of the Trust and the Portfolio. PIC and U.S. Bancorp also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund, at the rate of 0.20% of the average daily net assets of the Fund. U.S. Bancorp receives an annual administration fee for its services of $10,000.

Pursuant to a contract with the Fund, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2012, to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund and Portfolio if, within three subsequent years, the Fund's or Portfolio's expenses are less than the limit agreed to by PIC. The amount of fees waived and expenses absorbed for the year ended October 31, 2002 were $327,043 and $158,752, respectively.

At October 31, 2002, the amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Fund is $1,712,633. At October 31, 2002, the Advisor may recapture a portion of the above amounts no later then the dates as stated below:

                                 OCTOBER 31,
          -------------------------------------------------------
            2003                   2004                    2005
          --------               --------                --------
          $718,970               $507,868                $485,795

Quasar Distributors, LLC ("the Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of U.S. Bancorp. The Distributor received no commissions from sales or redemptions of Fund shares during the year ended October 31, 2002.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

--------------------------------------------------------------------------------

On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees ("the Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis. For the year ended October 31, 2002, the change in the value of the phantom share account included unrealized depreciation of $17,274.

NOTE 4 - INVESTMENT TRANSACTIONS

For the year ended October 31, 2002, additions and reductions in the investment in the Portfolio aggregated $95,482,884 and $112,463,616, respectively.

At October 31, 2002, the Fund owned 77.8% of the total net assets of the Portfolio.

NOTE 5 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2002, the components of net assets on a tax basis were as follows:

  Net tax unrealized appreciation  . . . . . . . . . . .     $     319,455
                                                             -------------
  CAPITAL LOSS CARRYFORWARD EXPIRING AS FOLLOWS:

    2009 . . . . . . . . . . . . . . . . . . . . . . . .       (34,005,799)
    2010 . . . . . . . . . . . . . . . . . . . . . . . .       (38,226,518)
                                                             -------------
                                                             $ (72,232,317)
                                                             =============

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, net operating losses, and deferred trustees compensation.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Trustees of PIC Investment Trust and the Shareholders of:

Provident Investment Counsel Small Cap Growth Fund I

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Provident Investment Counsel Small Cap Growth Fund I series of PIC Investment Trust (the Trust) at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial highlights for the year ended October 31, 1998 were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
December 6, 2002

                             PIC SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS at October 31, 2002

SHARES                                                             VALUE
-------------------------------------------------------------------------
COMMON STOCKS: 95.0%
AEROSPACE & DEFENSE: 4.3%
  25,698    DRS Technologies, Inc.* .................         $   851,632
  71,810    EDO Corp. ...............................           1,202,817
  29,303    Flir Systems, Inc.* .....................           1,386,911
  61,080    Kroll, Inc.* ............................           1,189,838
  33,710    Mercury Computer
             Systems, Inc.* .........................           1,016,390
 102,406    Titan Corp.* ............................           1,320,013
                                                              -----------
                                                                6,967,601
                                                              -----------
AIRLINES: 0.8%

  85,476    Skywest, Inc. ...........................           1,296,756
                                                              -----------
APPAREL/FOOTWEAR: 1.8%
  33,377    Ann Taylor Stores Corp.* ................             782,023
  43,539    HOT Topic, Inc.* ........................             849,011
  30,748    Quicksilver, Inc.* ......................             738,259
  19,957    Too, Inc.* ..............................             504,912
                                                              -----------
                                                                2,874,205
                                                              -----------
AUTO PARTS: OEM 0.3%

  23,628    American Axle and Manufacturing
             Holdings, Inc.* ........................             559,984
                                                              -----------
BANKS: 2.9%
  51,486    BankUnited Financial Corp.
             - Class A* .............................             835,618
  22,803    East-West Bancorp, Inc. .................             786,704
  62,016    UCBH Holdings, Inc. .....................           2,597,850
  18,572    Wintrust Financial Corp. ................             581,861
                                                              -----------
                                                                4,802,033
                                                              -----------

BIOTECHNOLOGY: 6.0%
  35,226    Affymetrix, Inc.* .......................             919,399
  30,952    Charles River Laboratories
             International, Inc.* ...................           1,137,486
  15,580    ICOS Corp.* .............................             384,982
  18,543    InterMune, Inc.* ........................             681,084
  36,423    Martek Biosciences Corp.* ...............             572,570
 100,802    Medicines Co.* ..........................           1,463,645
  17,362    Neurocrine Biosciences, Inc.* ...........             779,554
  19,600    NPS Pharmaceuticals, Inc.* ..............             509,208
  56,335    Scios, Inc.* ............................           1,625,828
  23,959    Techne Corp.* ...........................             790,647
  17,426    Trimeris, Inc.* .........................             921,835
                                                              -----------
                                                                9,786,238
                                                              -----------

SHARES                                                             VALUE
-------------------------------------------------------------------------
BROADCASTING: 4.5%
  42,303    Cumulus Media Inc.
             - Class A* .............................         $   725,073
  27,134    Documentum, Inc.* .......................             396,428
  78,415    Emmis Communications Corp.
             - Class A* .............................           1,711,015
  24,300    Entercom Communications Corp.
             - Class A* .............................           1,196,046
 143,260    Entravision Communication
             - Class A* .............................           1,713,390
  45,296    Hispanic Broadcasting Corp.
             - Class A* .............................             973,864
  83,263    Spanish Broadcasting System
             - Class A* .............................             552,034
                                                              -----------
                                                                7,267,850
                                                              -----------

BUILDING PRODUCTS: 0.7%
  20,430    American Woodmark Corp ..................           1,079,521
                                                              -----------
CASINO/GAMING: 0.9%
  46,900    Alliance Gaming Corp.* ..................             786,044
  40,892    Station Casinos, Inc.* ..................             735,647
                                                              -----------
                                                                1,521,691
                                                              -----------
CHEMICALS/SPECIALTY: 0.3%
  22,390    Tetra Technologies, Inc. ................             466,832
                                                              -----------
COMPUTER COMMUNICATIONS: 0.7%
  65,990    Emulex Corporation* .....................           1,184,520
                                                              -----------

COMPUTER PERIPHERALS: 1.6%
  35,000    Electronics for  Imaging* ...............             637,700
 160,874    Pinnacle System, Inc.* ..................           1,912,792
                                                              -----------
                                                                2,550,492
                                                              -----------
CONTRACT DRILLING: 0.7%
  56,241    Rowan Companies, Inc. ...................           1,146,754
                                                              -----------
DISCOUNT STORES: 2.9%
 126,906    99 CENTS Only Stores, Inc.* .............           3,432,807
  45,586    Fred's, Inc. ............................           1,244,088
                                                              -----------
                                                                4,676,895
                                                              -----------

DRUGSTORE CHAINS: 0.9%
  73,566    Duane Reade,Inc.*                                   1,415,410
                                                              -----------

See accompanying Notes to Financial Statements.

                             PIC SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS at October 31, 2002 - (Continued)

SHARES                                                             VALUE
-------------------------------------------------------------------------
ELECTRICAL PRODUCTS: 1.8%
  46,415    Lin TV Corp.* ...........................         $   957,541
  70,722    Wilson Greatbatch
             Technologies, Inc.* ....................           1,978,094
                                                              -----------
                                                                2,935,635
ELECTRICAL PRODUCTS EQUIPMENT: 1.0%
  78,670    ASM International, N.V.*                              999,109
  98,192    ChipPAC, Inc.* ..........................             260,307
  16,921    Cymer, Inc.* ............................             425,056
                                                              -----------
                                                                1,684,472
                                                              -----------
ELECTRONICS/APPLIANCE: 0.7%
  55,066    Hollywood
             Entertainment Corp.* ...................           1,082,598
                                                              -----------
ELECTRONIC COMPONENTS: 1.9%
  91,902    Cree, Inc.* .............................           1,585,309
  47,978    Plexus Corp.* ...........................             514,804
  52,000    Sandisk Corp.* ..........................           1,028,040
                                                              -----------
                                                                3,128,153
                                                              -----------
ENVIRONMENTAL SERVICES: 0.6%
  53,200    Headwaters, Inc.* .......................             912,380
                                                              -----------
FINANCIAL SERVICES: 1.3%
  47,958    Aaron Rents, Inc. .......................           1,033,495
  57,573    MCG Capital Corp. .......................             675,907
  13,104    Southwest Banc of Texas* ................             370,188
                                                              -----------
                                                                2,079,590
                                                              -----------
FOOD DISTRIBUTORS: 1.2%
  54,105    Performance Food
             Group Co., Inc.* .......................           2,012,165
                                                              -----------
HOMEBUILDING: 0.7%
  25,767    Ryland Group, Inc. ......................           1,071,907
                                                              -----------
HOSPITAL/NURSING MANAGEMENT: 2.2%
  47,255    Community Health Systems* ...............           1,110,492
  58,397    LifePoint Hospitals, Inc.* ..............           1,830,746
  35,599    United Surgical Partners* ...............             706,996
                                                              -----------
                                                                3,648,234
                                                              -----------
INFORMATION TECHNOLOGY SERVICES: 1.9%
  28,167    Anteon International Corp.* .............             647,841
   7,100    Cognizant* ..............................             469,807
  79,239    J.D. Edwards & Co.* .....................             939,775
  44,055    Veridian Corp. Del* .....................           1,055,558
                                                              -----------
                                                                3,112,981
                                                              -----------
INSURANCE BROKERS/SERVICES: 0.6%
  23,936    Hilb Rogal Hamilton Co. .................             981,376
                                                              -----------


SHARES                                                             VALUE
-------------------------------------------------------------------------
INTERNET RETAIL: 0.3%
  82,593    1-800-FLOWERS.COM, Inc.* ................         $   569,892
                                                              -----------
INTERNET SOFTWARE/SERVICES: 3.5%
  38,713    Alloy, Inc.* ............................             372,767
  43,600    Borland Software Corp.* .................             585,548
 144,282    Digital Insight Corp.* ..................           1,503,418
  64,073    F5 Networks, Inc.* ......................             601,645
  33,795    PEC Solutions, Inc.* ....................           1,170,997
  26,309    Webex, Inc.* ............................             412,525
  49,555    Websense, Inc.* .........................           1,000,515
                                                              -----------
                                                                5,647,415
                                                              -----------
INVESTMENT COMPANIES: 1.7%
  56,065    Friedman Billings Ramsey* ...............             559,529
  52,722    Investors Financial
             Services Corp. .........................           1,616,984
  13,621    Jefferies Group, Inc. ...................             567,315
                                                              -----------
                                                                2,743,828
                                                              -----------
LIFE/HEALTH INSURANCE: 1.4%
 126,034    Scottish Annuity
             & Life Holdings Ltd ....................           2,229,541
                                                              -----------
MANAGED HEALTH CARE/HMO: 0.3%
  21,609    First Health Group Corp.* ...............             561,402
                                                              -----------
MEDICAL DISTRIBUTORS: 1.4%
  96,291    Priority Healthcare Corp.
             - Class B* .............................           2,338,908
                                                              -----------
MEDICAL SPECIALTIES: 3.0%
  35,802    American Medical
             Systems Holdings* ......................             500,870
  10,187    CTI Molecular Imaging, Inc.* ............             230,022
  96,718    K-V Pharmaceutical Co.
             - Class A* .............................           1,644,206
  29,019     Supermodics, Inc.* .....................             993,030
  48,339     Zoll Medical Corp.* ....................           1,568,601
                                                              -----------
                                                                4,936,729
                                                              -----------
MEDICAL/NURSING SERVICES: 0.4%
  46,223    VCA Antech, Inc.* .......................             691,958
                                                              -----------
METAL FABRICATION: 0.6%
  82,958    Maverick Tube Corp.* ....................           1,057,715
                                                              -----------
MISCELLANEOUS COMMERCIAL SERVICES: 3.6%
  34,571    Corporate Executive
             Board Co.* .............................           1,147,411
  43,952    CoStar Group, Inc.* .....................             718,615
  46,067    FTI Consulting, Inc.* ...................           1,916,387
 213,886    PRG - Schultz
             International, Inc.* ...................           1,995,984
                                                              -----------
                                                                5,778,397
                                                              -----------

See accompanying Notes to Financial Statements.


                             PIC SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS at October 31, 2002 - (Continued)

SHARES                                                             VALUE
-------------------------------------------------------------------------

MISCELLANEOUS MANUFACTURING: 0.3%
  14,500    Varian, Inc.* ...........................         $   426,445
                                                              -----------
OILFIELD SERVICES/EQUIPMENT: 0.9%
  46,017    Dril-Quip, Inc.* ........................             931,844
  35,494    W-H Energy Services, Inc.* ..............             589,910
                                                              -----------
                                                                1,521,754
                                                              -----------
OTHER CONSUMER SERVICES: 2.9%
  68,085    Corinthian Colleges, Inc.* ..............           2,580,422
  72,121    ITT Educational Services, Inc.* .........           1,575,844
  17,167    Education Mgmt. Corp.* ..................             630,029
                                                              -----------
                                                                4,786,295
                                                              -----------
OTHER CONSUMER SPECIALTIES: 0.6%
  35,184    Leapfrog Enterprises, Inc.* .............             961,579
                                                              -----------
PACKAGED SOFTWARE: 1.7%
  45,569    Cognos, Inc.* ...........................             903,178
  60,874    Filenet Corp.* ..........................             660,483
  72,536    Serena Software, Inc.* ..................           1,157,675
                                                              -----------
                                                                2,721,336
                                                              -----------
PERSONNEL SERVICES: 0.9%
  35,182    Medical Staffing
             Network Holdings* ......................             469,328
  54,954    Resources Connection, Inc.* .............             940,812
                                                              -----------
                                                                1,410,140
                                                              -----------
PHARMACEUTICAL - GENERIC: 2.4%
  43,000    American Pharmaceuticals* ...............             860,000
  32,380    Eon Labs, Inc.* .........................             729,521
  64,320    Taro Pharmaceuticals
             Industries ADR* ........................           2,235,120
                                                              -----------
                                                                3,824,641
                                                              -----------
PHARMACEUTICAL - OTHER: 1.9%
  43,240    Angiotech
             Pharmaceuticals, Inc.* .................           1,630,148
   8,462    Chattem, Inc.* ..........................             354,896
  24,659    Medicis Pharmaceutical Corp.
             - Class A* .............................           1,131,848
                                                              -----------
                                                                3,116,892
                                                              -----------
RECREATIONAL PRODUCTS: 0.4%
  26,814    Take-Two Interactive Software* ..........             691,265
                                                              -----------
RESTAURANTS: 5.0%
  59,687    California Pizza Kitchen, Inc.* .........           1,582,959
  81,508    Landry's Restaurants, Inc. ..............           1,855,122
  14,342    P.F. Chang's China Bistro, Inc.* ........             494,799
  36,991    Panera Bread Co. - Class A* .............           1,202,208
 114,757    Rare Hospitality
             International, Inc.* ...................           3,061,717
                                                              -----------
                                                                8,196,805
                                                              -----------

SHARES                                                             VALUE
-------------------------------------------------------------------------
SEMICONDUCTORS: 3.6%
  64,020    Exar Corp.* .............................        $    806,652
  49,200    Genesis Microchip, Inc.* ................             576,624
  80,168    Integrated Circuit Systems, Inc.* .......           1,638,634
 109,788    Integrated Device
             Technology, Inc.* ......................           1,084,376
 139,293    Lattice Semiconductor Corp.* ............             943,014
  53,755    Semtech Corp.* ..........................             759,558
                                                              -----------
                                                                5,808,858
                                                              -----------
SERVICES TO HEALTH INDUSTRY: 5.1%
  69,669    Accredo Health, Inc.* ...................           3,224,281
  96,201    Covance, Inc.* ..........................           2,143,358
  18,675    Dianon Systems, Inc.*                                 747,000
  39,001    Icon PLC* ...............................             941,133
  33,315    Odyssey HealthCare, Inc.* ...............           1,165,359
                                                              -----------
                                                                8,221,131
                                                              -----------
SPECIALTY INSURANCE: 3.6%
 107,820    HCC Insurance Holdings, Inc. ............           2,644,825
  40,189    IPC Holdings, Ltd.* .....................           1,252,691
  53,393    W. R. Berkley Corp. .....................           1,983,550
                                                              -----------
                                                                5,881,066
                                                              -----------
SPECIALTY STORES: 4.0%
  78,841    Circuit City Stores, Inc.
             - Carmax Group* ........................           1,292,204
  30,542    Cost Plus, Inc.* ........................             882,694
 108,749    Gamestop Corp. - Class A* ...............           1,946,607
  48,639    Kirklands, Inc.* ........................             848,751
  26,602    O' Reiley Automotive, Inc.* .............             725,437
  21,500    Tractor Supply Co.* .....................             816,785
                                                              -----------
                                                                6,512,478
                                                              -----------
TELECOM EQUIPMENT: 0.8%
  92,519    Centillium Communication* ...............            $281,258
 120,305    Tekelec Corp.* ..........................           1,041,841
                                                              -----------
                                                                1,323,099
                                                              -----------
TRUCKING: 1.5%
  27,500    JB Hunt Transport
             Services, Inc.* ........................             761,475
  27,000    Roadway Corp. ...........................           1,081,890
  20,000    US Freightways Corp. ....................             562,000
                                                              -----------
                                                                2,405,365
                                                              -----------
TOTAL COMMON STOCKS
 (cost $151,745,312) ................................         154,611,207
                                                              -----------

See accompanying Notes to Financial Statements.

16




                             PIC SMALL CAP PORTFOLIO
STATEMENT OF NET ASSETS at October 31, 2002 - (Continued)

PRINCIPAL
AMOUNT                                                             VALUE
-------------------------------------------------------------------------
SHORT TERM INVESTMENTS: 6.7%
Federal National Mortgage Association: 3.1%
$5,000,000  Fannie Mae Discount Note, 11/22/2002 ....         $ 4,995,071
                                                              -----------
MONEY MARKET INVESTMENTS: 3.6%
2,914,148   BlackRock Provident
             Institutional Funds
             - TempCash Portfolio ...................           2,914,148
2,914,148   BlackRock Provident
             Institutional Funds
             - TempFund Portfolio ...................           2,914,148
                                                              -----------
                                                                5,828,296
                                                              -----------
TOTAL SHORT TERM INVESTMENTS
 (cost $10,823,367) .................................          10,823,367
                                                              -----------
TOTAL INVESTMENTS IN SECURITIES
 (cost $162,568,679) 101.7% .........................         165,434,574
                                                              -----------

                                                                   VALUE
-------------------------------------------------------------------------
OTHER ASSETS: 20.3%
 Collateral for securities loaned,
  at fair value (Note 4) ............................        $ 28,727,527
                                                             ------------
 Receivables:
  Securities sold ...................................             256,820
  Shares of beneficial interests sold ...............           4,030,063
  Dividends and interest ............................              18,395
 Prepaid insurance ..................................               1,622
 Other assets .......................................              16,332
                                                             ------------
   Total Other Assets ...............................          33,050,759
                                                             ------------

  TOTAL ASSETS ......................................         198,485,333
                                                             ------------

 LIABILITIES: (22.0%)
 Payables:
  Collateral for securities loaned (Note 4) .........          28,727,527
  Due to Advisor (Note 3) ...........................             109,896
  Securities purchased ..............................           4,922,013
  Shares of beneficial interests purchased ..........           1,932,942
 Deferred trustees' compensation (Note 3) ...........              57,015
 Accrued expenses ...................................              66,236
                                                             ------------
  Total Liabilities .................................          35,815,629
                                                             ------------

NET ASSETS: 100.0%                                           $162,669,704
                                                             ============

-------------

 * Non-income producing security.
 ADR - American Depository Receipt.



See accompanying Notes to Financial Statements.



                            PIC SMALL CAP PORTFOLIO

STATEMENT OF OPERATIONS For the Year Ended October 31, 2002

INVESTMENT INCOME
Income
  Dividends .................................................        $  271,953
  Interest ..................................................           166,549
  Income from securities loaned - net .......................            70,360
                                                                  -------------
    Total Income ............................................           508,862
                                                                  -------------
Expenses
  Investment advisory fees (Note 3) .........................         1,638,092
  Administration fees (Note 3) ..............................           204,762
  Custodian fees ............................................            80,079
  Accounting services fees ..................................           111,000
  Audit fees ................................................            27,000
  Trustee fees (Note 3) .....................................            18,320
  Legal fees ................................................            44,594
  Insurance expense .........................................             7,099
  Miscellaneous .............................................             8,500
                                                                  -------------
    Total expenses ..........................................         2,139,446
    Less: fees waived (Note 3) ..............................           (91,831)
                                                                  -------------
    Net expenses ............................................         2,047,615
                                                                  -------------
      NET INVESTMENT LOSS ...................................        (1,538,753)
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized loss on investments ..........................       (48,144,240)
  Net unrealized appreciation on investments ................         8,987,053
                                                                  -------------
  Net realized and unrealized loss on investments ...........       (39,157,187)
                                                                  -------------
      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..     $ (40,695,940)
                                                                  =============
See accompanying Notes to Financial Statements.

18


                            PIC SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED                    YEAR ENDED
                                                                        OCTOBER 31, 2002             OCTOBER 31, 2001
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss .......................................            $ (1,538,753)              $   (1,459,532)
  Net realized loss on investments ..........................             (48,144,240)                 (45,061,849)
  Net unrealized appreciation (depreciation) on investments .               8,987,053                  (71,069,076)
                                                                         ------------                 ------------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....             (40,695,940)                (117,590,457)
                                                                         ------------                 ------------
TRANSACTIONS IN INTERESTS:
  Contributions by Holders ..................................             254,778,756                   97,924,148
  Withdrawals by Holders ....................................            (268,227,860)                 (64,445,411)
                                                                         ------------                 ------------
  Net (decrease) increase in net assets resulting
    from transactions in interests ..........................             (13,449,104)                  33,478,737
                                                                         ------------                 ------------
    TOTAL DECREASE IN NET ASSETS ............................             (54,145,044)                 (84,111,720)

NET ASSETS
  Beginning of year .........................................             216,814,748                  300,926,468
                                                                         ------------                 ------------
  END OF YEAR ...............................................            $162,669,704                 $216,814,748
                                                                         ============                 ============

SELECTED RATIO DATA
                                                                              YEAR ENDED OCTOBER 31,
                                                     -------------------------------------------------------------------------
                                                       2002            2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:*
Expenses ....................................          1.00%           1.00%           1.00%           1.00%           1.00%
Net investment loss .........................         (0.75%)         (0.59%)         (0.64%)         (0.79%)         (0.68%)
Total return+ ...............................        (20.03%)             -               -               -               -
Portfolio Turnover Rate .....................        100.71%          99.00%         143.39%         133.24%          81.75%

* Net of fees waived of 0.04%, 0.00%, 0.00%, 0.00% and 0.01% of average net assets, respectively.
+ Required by the AICPA Audit and Accounting Guide for Investment Companies for periods beginning after December 15, 2000.

See accompanying Notes to Financial Statements.

                                                                              19

                             PIC SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

PIC Small Cap Portfolio ("the Portfolio") was organized on March 22, 1993 as a separate trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The investment objective of the Portfolio is to achieve long term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. VALUATION OF SECURITIES. Equity securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued and dividend income is recorded on the ex-dividend date.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. SECURITIES LOANS. The Portfolio may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The loans are secured by cash or securities collateral at least equal, at all times, to the fair value of the securities loaned.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC"), an indirect, wholly owned subsidiary of Old Mutual PLC, and an administration agreement with U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") pursuant to which certain employees of these entities serve as officers of the Portfolio. PIC and U.S. Bancorp also provide management services necessary for the operations of the Portfolio and furnish office facilities. U.S. Bancorp receives for its services an administration fee at the annual rate of 0.10% of average daily net assets of the Portfolio, subject to an annual minimum of $45,000. PIC receives an investment advisory fee for its services to the Portfolio at the annual rate of 0.80% of its average daily net assets. PIC has voluntarily agreed to limit the expenses of the Portfolio to 1.00% of its average daily net assets. For the year ended October 31, 2002, PIC waived fees of $91,831.

The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Portfolio if, within three subsequent years, the Portfolio's expenses are less than the limit agreed to by the Advisor. At October 31, 2002, the amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Portfolio is $91,831. The Advisor may recapture this amount no later than October 31, 2005.

On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees ("the Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis. For the year ended October 31, 2002, the change in the value of the phantom share account included unrealized depreciation of $48,745.

                             PIC SMALL CAP PORTFOLIO

NOTE 4 - INVESTMENT TRANSACTIONS

The Portfolio entered into a Securities Lending Agreement with PFPC Trust Company ("PFPC"). PFPC shall invest the cash collateral pursuant to investment guidelines set forth by the Portfolio, and may include commingled funds advised or otherwise serviced by PFPC or its affiliates and repurchase agreements with PFPC or its affiliates. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. PFPC has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

At October 31, 2002, the Portfolio loaned equity securities having a fair value of $27,228,127 and received cash collateral of $28,727,527. The cash collateral is reinvested in short term securities and money market funds with interest rates ranging from 1.8% to 2.3% and maturity dates from 11/1/2002 through 10/6/2003.

The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the year ended October 31, 2002 were $196,581,226 and $214,944,173 respectively.

The cost of securities for federal income tax purposes was $165,020,955. The aggregate gross unrealized appreciation and depreciation of investment securities, based on their cost for federal income tax purposes, were as follows:

Gross unrealized appreciation .......................       $ 18,702,934
Gross unrealized depreciation .......................        (18,289,315)
                                                            ------------
Net unrealized appreciation .........................       $    413,169
                                                            ============

                             PIC SMALL CAP PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of and the Holders of Interest in:

PIC Small Cap Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the selected ratio data present fairly, in all material respects, the financial position of PIC Small Cap Portfolio (the Portfolio) at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the selected ratio data for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and selected ratio data (hereafter referred to as financial statements) are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The selected ratio data for the year ended October 31, 1998 were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
December 6, 2002

                            PIC SMALL CAP PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

Background information for the Trustees and Officers of the Trust is presented below. The SAI includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-618-7643.

                                                                             # OF
                                                                             PORTFOLIOS
                                                                             IN FUND
                    POSITION(S) TERM OF OFFICE                               COMPLEX
NAME, ADDRESS       HELD WITH   AND LENGTH OF  PRINCIPAL OCCUPATION          OVERSEEN   OTHER DIRECTORSHIPS
AND AGE             THE TRUST   TIME SERVED    DURING PAST FIVE YEARS        BY TRUSTEE HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards   Trustee     Since 1993     Consulting principal          13         Director of the PBHG Funds, Inc.;
(age 56)                                       of Syrus Associates                      Director of PBHG Insurance Series Fund,
76 Seaview Drive                               (consulting firm).                       Inc.; Trustee of EQ Advisors Trust; Trustee,
Santa Barbara,                                                                          PIC Investment Trust, PIC Balanced
CA                                                                                      Portfolio, PIC Growth Portfolio, PIC Mid
93108                                                                                   Cap Portfolio and PIC Small Cap Portfolio
                                                                                        (the "PIC Funds").
-----------------------------------------------------------------------------------------------------------------------------------

Richard N. Frank    Trustee     Since 1993     Chief Executive Officer,      13         Trustee, PIC Funds.
(age 79)                                       Lawry's Restaurants, Inc.
234 E. Colorado                                (restaurant company);
Blvd.                                          formerly, Chairman of
Pasadena, CA                                   Lawry's Foods, Inc. (restau-
91101                                          rants and food seasoning)
                                               (1997 - 2002).

-----------------------------------------------------------------------------------------------------------------------------------

James Clayburn      Trustee     Since 1993     Dean Emeritus, John E.        13         Director, The Payden & Rygel Investment
LaForce                                        Anderson Graduate School                 Group, The Metzler/Payden Investment
(age 74)                                       of Management, University                Group, BlackRock Funds, Jacobs
P.O. Box 1585                                  of California, Los Angeles.              Engineering, Timken Co., Cancervax;
Pauma Valley, CA                                                                        Trustee, PIC Funds; Trustee of Advisors
95061                                                                                   Series Trust.
-----------------------------------------------------------------------------------------------------------------------------------

Wayne H. Smith      Trustee     Since 1993     Employee of Avery             13         Director, Sunlaw Energy Company (an
(age 61)                                       Dennison Corporation                     independent electrical power company,
150 N. Orange                                  ("Avery") (pressure sensitive            Vernon, California (2/1/2002 to Present);
Grove Blvd.                                    material and office products             Trustee, PIC Funds.
Pasadena, CA                                   manufacturer) since June,
91103                                          2002; Vice President of
                                               Avery (1979 to June, 2002);
                                               Treasurer of Avery
                                               (1979-2001).
-----------------------------------------------------------------------------------------------------------------------------------

Kevin E. Villani    Trustee     Since 2002     Consultant (1999-2002),       13         Trustee, PIC Funds.
(age 54)                                       Executive Vice President/
5658 Dolphin                                   Chief Executive Officer of
Place                                          ICII, a Financial Services
La Jolla, CA                                   Company.
92037
-----------------------------------------------------------------------------------------------------------------------------------


                             PIC SMALL CAP PORTFOLIO

TRUSTEE AND OFFICER INFORMATION - (Continued)

                                                                               # OF
                                                                               PORTFOLIOS
                                                                               IN FUND
                    POSITION(S)    TERM OF OFFICE                              COMPLEX
NAME, ADDRESS       HELD WITH      AND LENGTH OF   PRINCIPAL OCCUPATION        OVERSEEN    OTHER DIRECTORSHIPS
AND AGE             THE TRUST      TIME SERVED     DURING PAST FIVE YEARS      BY TRUSTEE  HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
William S.          Trustee        Since 2002      Executive Vice President    13          Director of Mellon First Business
Anderson                                           of Topa Equities, Ltd.,                 Bank (since 1997); Director of
(age 44)                                           a Diversified Holding                   Southern Nile Company (since 2000);
1800 Avenue of the                                 Company.                                Trustee, PIC Funds.
Stars, Suite 1400
Los Angeles, CA
90067
-----------------------------------------------------------------------------------------------------------------------------------
Thomas M.           President      Since 2000      Managing Director of the    13          N/A
Mitchell*                                          Advisor since May 1995;
(age 58)                                           Executive Vice President
300 North Lake                                     of the Advisor from May
Avenue                                             1983 to May 1999.
Pasadena, CA
91101
-----------------------------------------------------------------------------------------------------------------------------------
Thomas J.           Trustee        Since 1993      Managing Director of the    13          Trustee, PIC Funds.
Condon*                                            Advisor.
(age 64)
300 North Lake
Avenue
Pasadena, CA
91101
-----------------------------------------------------------------------------------------------------------------------------------
Aaron W. L.         Vice           Since 1999      Chief Operating Officer     13          N/A
Eubanks, Sr.*       President                      of the Advisor since
(age 40)            and                            August 1999; formerly,
300 North Lake      Secretary                      Director of Operations of
Avenue                                             the Advisor.
Pasadena, CA
91101
-----------------------------------------------------------------------------------------------------------------------------------
William T.          Vice           Since 1999      Chief Financial Officer of  13          N/A
Warnick*            President                      the Advisor since August
(age 35)            and                            1999; formerly Controller
300 North Lake      Treasurer                      of the Advisor.
Avenue
Pasadena, CA
91101
-----------------------------------------------------------------------------------------------------------------------------------

------------
* Denotes Trustees who are "interested persons" of the Trust under the 1940 Act.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS-- PIC INVESTMENT TRUST AND PIC PORTFOLIOS
--------------------------------------------------------------------------------
WILLIAM S. ANDERSON, Trustee THOMAS J. CONDON,
Trustee JETTIE M. EDWARDS, Trustee RICHARD N.
FRANK, Trustee JAMES CLAYBURN LAFORCE, Trustee
WAYNE H. SMITH, Trustee KEVIN E. VILLANI, Trustee
THOMAS M. MITCHELL, President
AARON W.L. EUBANKS, SR., Vice President and Secretary WILLIAM T. WARNICK,
Vice President and Treasurer

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
PROVIDENT INVESTMENT COUNSEL
300 N. Lake Avenue
Pasadena,  CA 91101
(626) 449-8500

DISTRIBUTOR
--------------------------------------------------------------------------------
QUASAR DISTRIBUTORS, LLC
615 E. Michigan Street
Milwaukee, WI
53202

LEGAL COUNSEL
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP

WHY PROVIDENT?

ORGANIZATION
------------
       o   A depth of experience and commitment to excellence
       o   Team structure

GROWTH PHILOSOPHY
-----------------
       o   A time-proven approach
       o   Investment style consistency

PROCESS
-------
       o   Creative, disciplined, and consistent

CLIENT FOCUSED
--------------
       o   Proactive and individualized


--------------------------------------------------------------------------------
This annual report is intended for shareholders of PIC Mutual Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the fund. If used as sales literature after December 31, 2002, this annual report must be accompanied by performance updates for the most recent calendar quarter.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                         Dealer Services: (800) 385-4053
                       Shareholder Services:(800) 618-7643
                            Website: www.provnet.com

                                                                         (12/02)